As Filed With the Securities and Exchange Commission on September 21, 2001
                                                             File Nos. 333-17391
                                                                       811-07959
================================================================================
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-1A

             Registration Statement Under the Securities Act of 1933

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 86                     [X]

         Registration Statement Under the Investment Company Act of 1940

                                Amendment No. 88                             [X]


                              ADVISORS SERIES TRUST
               (Exact name of registrant as specified in charter)

   4455 E. Camelback Road, Suite 261E
             Phoenix, AZ                                           85018
(Address of Principal Executive Offices)                         (Zip Code)

       Registrant's Telephone Number (Including Area Code): (602) 952-1100


                               Robert H. Wadsworth
                              Advisors Series Trust
                       4455 E. Camelback Road, Suite 261E
                                Phoenix, AZ 85018
               (Name and address of agent for service of process)

                                    Copy to:
                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                             San Francisco, CA 94104

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box)

     [ ]  upon filing pursuant to paragraph (b)
     [X]  on September 24, 2001 pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(i)
     [ ]  on (date) pursuant to paragraph (a)(i)
     [ ]  75 days after filing pursuant to paragraph (a)(ii)
     [ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND


                         1235 Westlakes Drive, Suite 330
                                Berwyn, PA 19312
                                 (610) 296-1400




                                  ADVISOR CLASS
                                   PROSPECTUS




                               September 24, 2001




This Prospectus sets forth basic information about the Funds that you should know before investing. It should be read and retained for future reference.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") DOESN'T APPROVE OR DISAPPROVE THESE SHARES OR DETERMINE WHETHER THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIMINAL OFFENSE FOR ANYONE TO INFORM YOU OTHERWISE.

Shares of the Funds are not guaranteed or endorsed by any bank. Shares of the Funds are not insured by the Federal Deposit Insurance Company ("FDIC"), Federal Reserve Board or any other agency. All investments are subject to risks, including the possible loss of money invested.

                                TABLE OF CONTENTS


FUND OVERVIEW..................................................................3

PERFORMANCE....................................................................4

UNDERSTANDING EXPENSES.........................................................6

INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND RISKS..........................7

PRINCIPAL RISKS OF INVESTING IN THE FUNDS......................................8

MANAGEMENT OF THE FUNDS........................................................9

ACCOUNT INFORMATION............................................................9

HOW TO INVEST.................................................................10

EARNINGS AND TAXES............................................................14

RULE 12B-1 FEES...............................................................15

MULTIPLE CLASS INFORMATION....................................................15

FOR MORE INFORMATION..........................................................16

More detailed information on all subjects covered in this prospectus is contained in the Funds' Statement of Additional Information ("SAI"). Investors seeking more in-depth explanations of the contents of this Prospectus should request the SAI and review it before purchasing shares.

                                  FUND OVERVIEW

INVESTMENT OBJECTIVES

Each Fund's investment objective is growth of capital, with a secondary objective to provide current income. The objectives of the Funds may be changed only with shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

LARGE CAP VALUE FUND: This Fund will invest primarily in the stocks of larger companies with a market capitalization of $1 billion or more.

The Fund's Advisor uses a disciplined approach to select dividend paying stocks for the Fund's portfolio that it believes are undervalued, reasonably priced and have prospects for continued consistent growth. The Advisor applies proprietary valuation screens to select a group of 40 to 50 such companies for investment.

SMALL CAP VALUE FUND: This Fund will invest primarily in the stocks of companies with a market capitalization between $100 million and $2.5 billion.

The Fund's Advisor analyzes companies within this capitalization range and identifies reasonably-priced smaller companies which are at the lower end of their historical valuation ranges. The Advisor looks for companies with strong business prospects and potential change factors that are likely to increase the market's interest in the stock.

Under normal market conditions, each Fund will invest at least 65% of its total assets in large cap value stocks and small cap value stocks, respectively, and normally stays as fully invested as possible. Both U.S. and foreign stocks may be purchased by the Funds. Foreign stocks will be U.S. dollar-denominated.

TYPES OF SECURITIES

The Funds invest primarily in the following securities:

1.   Common Stock;
2.   Preferred Stock; and
3.   Convertible Securities and Warrants.

OVERVIEW OF RISKS OF INVESTING

You may lose money by investing in the Funds. Other principal risks you should consider include:

MARKET DECLINE - A company's stock price or the overall stock market may experience a sudden decline.

SMALLER COMPANY RISK - The Small Cap Value Fund invests in the securities of smaller companies. Stocks of smaller companies may involve greater volatility and liquidity risks.

FOREIGN SECURITY RISK - Both Funds may invest in U.S. dollar-denominated stocks of foreign companies. Stocks of foreign companies may involve greater volatility and political and economic risks.

WHO MAY WANT TO INVEST

The Funds are intended for investors who:

* Are willing to hold their shares for a long period of time (e.g. in preparation for retirement);

* Are diversifying their investment portfolio by investing in a mutual fund that concentrates in large-cap companies or small-cap companies; and/or

* Are willing to accept higher short-term risk in exchange for a higher potential for a long-term total return.

                                   PERFORMANCE

The following performance information illustrates some of the risk of investing in the Funds. The bar charts shows the total return for calendar year 2000 for the Institutional Class of shares of the Large Cap Value Fund and the Small Cap Value Fund. A table, which follows each bar chart, shows each Fund's average annual total return over time compared with broad-based market indices. Past performance is no guarantee of future results.

 CALENDAR YEAR TOTAL RETURNS FOR THE LARGE CAP VALUE FUND [INSTITUTIONAL CLASS]

                                      2000
                                      ----
                                      9.99%

During the period of time displayed in the bar chart, the Large Cap Value Fund's best quarter was Q3 2000, up 4.37% and its worst quarter was Q2 2000, down 2.18%.

The Fund's year-to-date return as of June 30, 2001 was -2.78%

                          AVERAGE ANNUAL TOTAL RETURNS
                             as of December 31, 2000

                                       1 Year       Since Inception*
                                       ------       ----------------
The Large Cap Value Fund                9.99%            9.79%
The Russell 1000 Value Index            7.01%           10.61%

----------
* The inception date of the Large Cap Value Fund - Institutional Class Shares was October 1, 1999.

The Russell 1000 Value Index is market-capitalization weighted index of those firms in the Russell 1000 with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 includes the largest 1000 firms in the Russell 3000, which represents approximately 98% of the investable US equity market.

  CALENDAR YEAR TOTAL RETURN FOR THE SMALL CAP VALUE FUND [INSTITUTIONAL CLASS]

                                      2000
                                      ----
                                      32.07%

During the period of time displayed in the bar chart, the Small Cap Value Fund's best quarter was Q3 2000, up 12.62% and its worst quarter was Q2 2000, up 1.39%.

The Fund's year-to-date return as of June 30, 2001 was 10.05%.

                          AVERAGE ANNUAL TOTAL RETURNS
                             as of December 31, 2000

                                       1 Year       Since Inception*
                                       ------       ----------------
The Small Cap Value Fund               32.07%           30.10%
The Russell 2000 Value Index           22.83%           19.99%

----------
* The inception date of the Small Cap Value Fund - Institutional Class Shares was October 1, 1999.

The Russell 2000 Value Index is a market-weighted total return index that measures the performance of companies within the Russell 2000 Index having lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index includes the 2000 firms from the Russell 3000 Index with the smallest market capitalizations. The Russell 3000 Index represents 98% of the of the investable US equity market.

                             UNDERSTANDING EXPENSES

FEES AND EXPENSES OF ADVISOR CLASS SHARES OF THE FUNDS

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class shares of the Funds.

SHAREHOLDER FEES
(fees paid directly from your investment)                      None

ANNUAL FUND OPERATING EXPENSES                       Large Cap        Small Cap
(expenses that are deducted from Fund assets)       Value Fund       Value Fund
                                                    ----------       ----------
Investment Advisory Fees                                0.50%            0.80%
Distribution and Services (12b-1) Fees                  0.25%            0.25%
Other Expenses                                          2.39%           14.43%
                                                      ------           ------
Total Fund Operating Expenses                           3.14%           15.48%
Fee Reduction and/or Expense Reimbursement             (2.14%)         (14.13%)
                                                      ------           ------
Total Annual Fund Operating Expenses*                   1.00%            1.35%
                                                      ======           ======

* The Advisor has contractually agreed to reduce its fees and/or pay expenses of each Fund for an indefinite period to insure that Total Annual Fund Operating Expenses do not exceed 1.00% for the Large Cap Value Fund and 1.35% for the Small Cap Value Fund. This contract may only be terminated by the Board of Trustees. The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Funds if a Fund's expenses are less than the limit agreed to by the Funds. The Trustees may terminate this expense reimbursement arrangement at any time.

EXAMPLE

This Example is intended to help you compare the costs of investing in the Advisor Class shares of the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 year     3 years     5 years     10 years
                              ------     -------     -------     --------
     Large Cap Value Fund      $102        $318        $552       $1,225
     Small Cap Value Fund      $137        $428        $739       $1,624

              INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND RISKS

Each Fund's investment objective is growth of capital, with income as a secondary objective.

The LARGE CAP VALUE FUND invests primarily in the stocks of larger companies with a market capitalization of $1 billion or more. Such stocks also have a yield greater than that of the Standard & Poor's ("S&P") 500 Index and ample liquidity. The Fund's Advisor then applies its proprietary valuation screens, focusing on ratios such as price to earnings, price to cash flow, price to sales and price to book to identify undervalued stocks. Further analysis is done to seek out stocks which are not only attractively valued, but also offer significant upside potential. In addition, the Advisor seeks stocks of companies which have or are undergoing a major fundamental change, which is likely to spark greater market interest in the company and its stock. Overall sector review of the portfolio is also performed in an attempt further control portfolio risk.

In reviewing stocks for a possible sale, the Advisor looks at factors such as a decline in yield below that of the S&P 500, achievement of price targets, or developments indicating that an expected positive fundamental change in a company in fact will not occur.

The SMALL CAP VALUE FUND invests primarily in the stocks of companies with a market capitalization between $100 million and $2.5 billion. This group of stocks is screened first for factors such as sufficient liquidity and adequate data availability. In addition, these stocks are screened for a valuation discount to that of the Russell 2000 Index, a well known index of 2,000 smaller U.S. companies.

Company histories are then analyzed to identify those stocks that are priced at the lower end of their historical valuation ranges. The Advisor's research then concentrates on multiple valuation measures along with historical return, margin, balance sheet and growth data. In addition, an effort is made to uncover the causes of the perceived undervaluation by looking at factors such as management conditions, profit margins, cost pressures, competitive deficiencies, market perceptions or disappointments in growth. Company business prospects are then evaluated in an attempt to isolate stocks believed to be undervalued and have potential for appreciation, as opposed to those which are merely inexpensive and aren't believed to hold much real value based on simple valuation measures such as price-to-earnings ratios. As is the case with the Large Cap Value Fund, the Advisor also seeks stocks of companies which have or are undergoing a major fundamental change, which is likely to spark greater market interest in the company and its stock.

Factors considered in determining when to sell stocks include valuation at the high end of a company's historical range, deteriorating fundamentals, or an expected change factors that were part of the original buy decision. A change in the market capitalization of a stock outside of the large or small cap ranges defined in this prospectus would not necessarily cause the Advisor to sell the stock.

DEFENSIVE INVESTMENTS. Although each Fund will normally stay fully invested, it is possible that a Fund may invest up to 100% of its assets in cash, cash equivalents, and high quality, short-term debt securities and money market instruments for temporary defensive purposes. During such a period, a Fund may not reach its investment objectives.

                    PRINCIPAL RISKS OF INVESTING IN THE FUNDS

These are the principal risks of investing in the Funds that may adversely affect a Fund's net asset value or total return.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

SMALLER COMPANIES RISK. The Small Cap Value Fund may invest in smaller companies. Investing in such companies may involve greater risk than investing in larger companies because they can be subject to more abrupt or erratic share price changes than larger companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Stocks of these companies may have limited market liquidity and their prices may be more volatile.

FOREIGN SECURITIES RISK. Both Funds may invest in U.S. dollar-denominated securities of foreign companies. Investing in foreign securities may involve greater risks, including (1) economic and political instability, (2) less publicly available information, (3) less strict auditing and financial reporting requirements, (4) currency fluctuations, (5) less governmental supervision and regulation of securities markets and (6) greater possibility of not being able to sell securities on a timely basis.

                             MANAGEMENT OF THE FUNDS

THE ADVISOR

The Funds' Advisor, Chartwell Investment Partners, provides individual and institutional investment management services to clients with assets of approximately $5 billion. The Advisor's address is 1235 Westlakes Drive, Suite 330, Berwyn, PA 19312. The Advisor is responsible for formulating and implementing the Funds' investments. The Advisor furnishes the Funds with office space and certain administrative services. As compensation for the services it receives, the Large Cap Fund pays the Advisor a monthly advisory fee at the annual rate of 0.50% of its average daily net assets and the Small Cap Fund pays a monthly fee at the annual rate of 0.80% of its average daily net assets.

THE PORTFOLIO MANAGERS

LARGE CAP VALUE FUND. Mr. Kevin A. Melich, CFA, together with Ms. Terry F. Bovarnick, CFA, are principally responsible for the day-to-day management of this Fund's portfolio. Both Mr. Melich and Ms. Bovarnick are Managing Partners and portfolio managers of the Advisor. Prior to joining the Advisor in 1997, Mr. Melich and Ms. Bovarnick were Senior Portfolio Managers at Delaware Investment Advisers since 1983 and 1993, respectively.

SMALL CAP VALUE FUND. Mr. David C. Dalrymple, CFA, a Managing Partner and portfolio manager of the Advisor, is principally responsible for the day-to-day management of this Fund's portfolio. Prior to joining the Advisor in 1997, Mr. Dalrymple was a Portfolio Manager at Delaware Investment Advisers since 1991.

                               ACCOUNT INFORMATION

WHEN THE FUNDS' SHARES ARE PRICED

The Net Asset Value or "NAV" is calculated after the close of trading on the New York Stock Exchange ("NYSE"), every day that the NYSE is open. The NAV is not calculated on days that the NYSE is closed for trading. The NYSE usually closes at 4:00 p.m., Eastern time, on weekdays, except for holidays.

HOW THE FUNDS' SHARES ARE PRICED

Fund shares are offered at their NAV. Shares of each Fund are offered continuously for purchase at the net asset value next determined after a purchase order is received. The price is effective for orders received by a Fund, its agents or investment brokers and their agents prior to the time of the next determination of a Fund's net asset value and, in the case of orders placed with brokers, transmitted promptly to the Transfer Agent. Orders received after 4:00 p.m., Eastern time will be entered at the following day's calculated NAV.

                                  HOW TO INVEST

OPENING A NEW ACCOUNT

The following types of investors may qualify to purchase Advisor Class shares of the Fund:

*    Registered investment advisors;
*    401(k) plans;
*    Other financial intermediaries;
* Institutional investors purchasing more than $1 million of Advisor Class shares; and
*    Insurance Company Separate Accounts.

A Fund may refuse any order to purchase Advisor Class shares. In particular, the Funds reserve the right to restrict purchases of Advisor Class shares (including through exchanges) when there appears to be evidence of a pattern of frequent purchases and sales made in response to short-term considerations.

You may purchase Advisor Class shares by mail or by wire. An Application Form accompanies this Prospectus. If you have any questions or need further information about how to purchase shares, you may call the Funds at (610) 296-1400. PLEASE MAKE SURE TO SPECIFY THAT YOU ARE PURCHASING ADVISOR CLASS SHARES WHEN YOU PLACE YOUR ORDER.

The information in this "How to Invest" section is not applicable if you are using Advisory Class shares in connection with a variable annuity contract. Please refer to your variable annuity materials for the instructions applicable to variable annuity owners.

PURCHASING SHARES BY MAIL

Please complete the attached Application Form and mail it with a personal check, payable to the CHARTWELL LARGE CAP VALUE FUND or to the CHARTWELL SMALL CAP VALUE FUND at the following address:

     Chartwell Funds
     c/o ICA Fund Services Corp.
     4455 E. Camelback Rd., Suite 261-E
     Phoenix, AZ 85018

PURCHASING SHARES BY WIRE

To place an order by wire, please call the Funds at (610) 296-1400 between 11:00 a.m. and 4:00 p.m. Eastern time, on a day when the NYSE is open for trading.

Your bank or other financial institution may send the wire to the Funds' Custodian with the following instructions:

     Firstar Bank, N.A. Cinti/Trust
     ABA # 0420-0001-3
     For credit to: Chartwell Large Cap Value Fund DDA # 821602794 Account name (shareholder name) Shareholder account number

OR

     Firstar Bank, N.A. Cinti/Trust
     For credit to: Chartwell Small Cap Value Fund
     DDA # 821602919
     Account name (shareholder name)
     Shareholder account number

Your bank or financial institution may charge a fee for sending the wire to the Funds.

PURCHASING THROUGH AN INVESTMENT BROKER

You may buy and sell Advisor Class shares through the Funds' approved brokers and agents (together "Brokers"). An order placed with a Broker is treated as if it were placed directly with a Fund, and will be executed at the next share price calculated by the Fund. Your Broker will hold your shares in a pooled account in the Broker's name. The Advisor may pay the Broker to maintain your individual ownership information, for maintaining other required records, and for providing other shareholder services. The Broker may charge you a fee to handle your order. The Broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your account, confirming your transactions and ensuring that you receive copies of the Funds' prospectus.

Please contact your broker to see if they are an approved broker of the Advisor Class shares of the Funds and for additional information.

MINIMUM INVESTMENTS

Your initial purchase must be at least $1,000,000. However, if you are purchasing shares through an Individual Retirement Account ("IRA"), or other retirement plan, these minimum amounts may be waived.

Please contact the Funds at (610) 296-1400 for further information. Exceptions may be made at the Funds' discretion.

ADDITIONAL INVESTMENTS

Additional purchases may be made for $100,000 or more. Exceptions may be made at the Funds' discretion. You may purchase additional shares of either Fund by sending a check, with the stub from your account statement, to the Funds at the addresses listed above. Please ensure that you include your account number on the check. If you do not have the stub from your account statement, include your name, address and account number on a separate statement.

You may also make additional purchases by wire or through a Broker. Please follow the procedures described above for purchasing shares through a Broker.

MINIMUM ACCOUNT BALANCE

Due to the relatively high administrative cost of managing small accounts, if the value of your account falls below $50,000, that Fund may redeem your shares. However, the Fund will give you 30 days' written notice to give you time to add to your account and avoid involuntary redemption of your shares. The Board of Trustees of the Funds believes this policy to be in the best interest of all shareholders.

SELLING YOUR SHARES

You may sell some or all of your Fund shares on days that the NYSE is open for trading. Your redemption may result in a realized gain or loss for tax purposes. Your shares will be sold at the next net asset value calculated for the Fund after receiving your order. You may sell your shares by mail, wire or through a Broker.

SELLING YOUR SHARES BY MAIL

You may redeem your shares by sending a written request to the Funds. You must give your account number and state the number of shares you wish to sell. You must sign the written request. If the account is in the name of more than one person, each shareholder must sign the written request. Send your written request to the Funds at:

     Chartwell Funds
     c/o ICA Fund Services Corp.
     4455 E. Camelback Rd., Suite 261-E
     Phoenix, AZ 85018

If the dollar amount of your redemption exceeds $100,000, you must obtain a signature guarantee (NOT A NOTARIZATION), available from many commercial banks, savings associations, stock brokers and other NASD member firms.

SELLING YOUR SHARES BY TELEPHONE

If you completed the "Redemption by Telephone" section of the Funds' Application Form, you may sell your shares by calling the Funds at (610) 296-1400. Your redemption will be mailed or wired according to your instructions, on the next business day to the bank account you designated on your Application Form. The minimum wire amount is $1,000. Your bank or financial institution may charge a fee for receiving the wire from the Funds. Telephone redemptions may not be made for IRA accounts.

The Funds will take steps to confirm that a telephone redemption is authentic. This may include tape recording the telephone instructions, or requiring a form of personal identification before acting on those instructions. The Funds reserve the right to refuse telephone instructions if they cannot reasonably confirm the telephone instructions. The Funds may be liable for losses from unauthorized or fraudulent telephone transactions only if these reasonable procedures are not followed.

You may request telephone redemption privileges after your account is opened. However, the authorization form requires a separate signature guarantee (NOT A NOTARIZATION). The Funds may modify or terminate your telephone privileges after giving you 60 days' notice. Please be aware that you may experience delays in redeeming your shares by telephone during periods of abnormal market activity. If this occurs, you may make your redemption request in writing. The telephone redemption privilege is not available if you were issued certificates for shares that remain outstanding. The telephone redemption privilege may be modified or terminated without notice.

OTHER POLICIES

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by a Fund. If you did not purchase your shares with a certified check or wire, the Funds may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

The Funds may waive the minimum investment requirements for purchases by certain groups or retirement plans. All investments must be made in U.S. dollars, and checks must be drawn on U.S. banks. Third party checks are not accepted. The Funds may charge you if your check is returned for insufficient funds. The Funds reserve the right to reject any investment, in whole or in part. The IRS requires that you provide the Funds or your Broker with a taxpayer identification number and other information upon opening an account.

You must specify whether you are subject to backup withholding. Otherwise, you may be subject to backup withholding on a portion of certain distributions and redemption proceeds.

                               EARNINGS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions are normally declared and paid by each Fund to its shareholders in December of each year. The Funds may also make periodic dividend payments and distributions at other times in their discretion.

Unless you invest through a tax-advantaged account, you will owe taxes on the dividends and distributions. Dividends and distributions are automatically reinvested in additional shares of a Fund unless you make a written request to the Fund that you would like to receive dividends and distributions in cash.

TAXES

The Funds are required by Internal Revenue Service rules to distribute substantially all of their net investment income, and capital gains, if any, to shareholders. Capital gains may be taxable at different rates depending upon the length of time a Fund holds its assets. You will be notified at least annually about the tax consequences of distributions made each year. The Funds' dividends and distributions, whether received in cash or reinvested, may be taxable. Any redemption of a Fund's shares will be treated as a sale and any gain on the transaction may be taxable. Additional information about tax issues relating to a Fund may be found in the SAI. Please refer to your variable annuity materials for information concerning the tax implications of allocating premium payments to Fund shares. Please consult your tax advisor about the potential tax consequences of investing in the Funds.

                                 RULE 12b-1 FEES

Each Fund has adopted a distribution plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its Advisor Class shares and for services provided to its shareholders. The distribution and service fee is 0.25% of a Fund's average daily net assets which is payable to the Advisor, as Distribution Coordinator. Because these fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment in Advisor Class shares of the Funds and may cost you more than paying other types of sales charges.

                           MULTIPLE CLASS INFORMATION

The Funds offers two classes of shares - the Institutional Class and the Advisor Class. While each class invests in the same portfolio of securities, the classes have separate expense structures and shareholder privileges. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the Advisor for investment advisory services. Accordingly, the core investment advisory expenses do not vary by class.

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND
                     EACH A SERIES OF ADVISORS SERIES TRUST


                              FOR MORE INFORMATION

For investors who want more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

                                 Chartwell Funds
                           c/o ICA Fund Services Corp.
                       4455 E. Camelback Rd., Suite 261-E
                                Phoenix, AZ 85018

You can review and copy information including the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Funds are also available:

* Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov, or

* For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or

* For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

                                                      SEC File Number: 811-07959

                                     ADVISOR

                          Chartwell Investment Partners
                              1235 Westlakes Drive
                                    Suite 330
                                Berwyn, PA 19312
                                 (610) 296-1400


                                   DISTRIBUTOR

                          First Fund Distributors, Inc.
                            4455 East Camelback Road
                                   Suite 261E
                                Phoenix, AZ 85018


                                    CUSTODIAN

                     Firstar Institutional Custody Services
                                425 Walnut Street
                              Cincinnati, OH 45202


                                 TRANSFER AGENT

                             ICA Fund Services Corp.
                            4455 East Camelback Road
                                   Suite 261E
                                Phoenix, AZ 85018


                             INDEPENDENT ACCOUNTANTS

                           PricewaterhouseCoopers LLP
                           1177 Avenue of the Americas
                               New York, NY 10036

                       STATEMENT OF ADDITIONAL INFORMATION

                               DECEMBER 29, 2000,
                          AS AMENDED SEPTEMBER 24, 2001

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND
                                    SERIES OF
                              ADVISORS SERIES TRUST
                         1235 WESTLAKES DRIVE, SUITE 330
                              BERWYN, PA 19312-2412


This Statement of Additional Information ("SAI") is not a prospectus, and should be read in conjunction with the Prospectus dated December 29, 2000, as may be revised, that offers Institutional Class shares of the Chartwell Large Cap Value Fund ("Large Cap Fund") and the Chartwell Small Cap Value Fund ("Small Cap Fund") and the Prospectus dated September 24, 2001 that offers the Advisor Class shares of the Funds. Each of the Funds is a series of Advisors Series Trust (the "Trust"). The Large Cap Fund and the Small Cap Fund are sometimes referred to herein collectively as the "Funds." Chartwell Investment Partners (the "Advisor") is the advisor to the Funds. A copy of the Funds' Prospectuses may be obtained by contacting ICA Fund Services Corp., 4455 E. Camelback Rd., Suite 261E, Phoenix, AZ 85018; telephone: 1-800-576-8229.


                                TABLE OF CONTENTS

THE TRUST.................................................................  B-2
INVESTMENT OBJECTIVES AND POLICIES........................................  B-2
MANAGEMENT................................................................  B-12
PORTFOLIO TRANSACTIONS AND BROKERAGE......................................  B-17
PORTFOLIO TURNOVER........................................................  B-18
PURCHASE AND REDEMPTION OF FUND SHARES....................................  B-19
DETERMINATION OF NET ASSET VALUE..........................................  B-21
DIVIDENDS AND DISTRIBUTIONS...............................................  B-22
TAX MATTERS...............................................................  B-23
PERFORMANCE INFORMATION...................................................  B-25
GENERAL INFORMATION.......................................................  B-26
FINANCIAL STATEMENTS......................................................  B-28
APPENDIX..................................................................  B-29

                                    THE TRUST

Advisors Series Trust is an open-end, non-diversified management investment company organized as a Delaware business trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of seventeen series of shares of beneficial interest, par value $0.01 per share. This SAI relates only to the Funds.

The Trust is registered with the Securities and Exchange Commission ("SEC") as a management investment company. Such a registration does not involve supervision of the management or policies of the Funds. The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                       INVESTMENT OBJECTIVES AND POLICIES

The investment objective of each Fund is growth of capital, with a secondary objective to provide current income. The Large Cap Fund primarily invests in common stocks of larger companies with a market capitalization in excess of $1 billion. The Small Cap Fund invests primarily in the stocks of smaller companies with a market capitalization between $100 million and $2.5 billion. The Funds may also invest in dollar denominated stocks of foreign companies and in American Depositary Receipts ("ADRs"). There is no assurance that either Fund will achieve its objectives.

The Funds are classified as "diversified" under the federal securities laws, which means as to 75% of each Fund's total assets (1) no more than 5% may be in the securities of a single issuer, and (2) neither Fund may hold more than 10% of the outstanding voting securities of a single issuer. Under applicable federal laws, the diversification of a mutual fund's holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund's total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Then a fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws.

The discussion below supplements information contained in the Funds' Prospectus as to the investment policies of the Funds.

In addition to the risks associated with particular types of securities, which are discussed below, the Funds are subject to general market risks. The Funds invest primarily in common stocks. The market risks associated with stocks include the possibility that the entire market for common stocks could suffer a decline in price over a short or even an extended period. This could affect the net asset value of your Fund shares. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

FOREIGN SECURITIES

Each Fund may invest in dollar denominated securities of foreign companies, including sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers, and other forms of depository receipts for securities of foreign issuers. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. Thus, these securities are not denominated in the same currency as the securities in which they may be converted. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

Investments in foreign securities involve risks, costs and opportunities which are in addition to those inherent in domestic investments. Political, economic or social instability of the issuer or the country of issue, the possibility of expropriation or confiscatory taxation, limitations on the removal of assets or diplomatic developments, and the possibility of adverse changes in investment or exchange control regulations are among the inherent risks. Securities of some foreign companies are less liquid, more volatile and more difficult to value than securities of comparable U.S. companies. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.

ILLIQUID SECURITIES

Neither Fund may invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Funds' portfolios, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Funds' investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Funds might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Funds might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

OPTIONS AND FUTURES STRATEGIES

Each Fund may purchase put and call options and engage in the writing of covered call options and secured put options, and employ a variety of other investment techniques. Specifically, a Fund may engage in the purchase and sale of stock index futures contracts and options on such futures, all as described more fully below. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches. The Funds will engage in such transactions to hedge existing positions and in pursuit of their investment objectives, and not for the purposes of speculation or leverage.

     OPTIONS ON SECURITIES. A Fund may purchase put and call options on securities held in its portfolio. In addition, a Fund may seek to increase its income in an amount designed to meet operating expenses or may hedge a portion of its portfolio investments through writing (that is, selling) "covered" put and call options. A put option provides its purchaser with the right to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during or at the end of the option period. In contrast, a call option gives the purchaser the right to buy the underlying security covered by the option from the writer of the option at the stated exercise price. A covered call option contemplates that, for so long as the Fund is obligated as the writer of the option, it will own (1) the underlying securities subject to the option or (2) securities convertible into, or exchangeable without the payment of any consideration for, the securities subject to the option. The value of the underlying securities on which covered call options will be written at any one time by a Fund will not exceed 25% of the Fund's total assets.

The Funds may purchase options on securities that are listed on securities exchanges or that are traded over-the-counter ("OTC"). As the holder of a put option, a Fund has the right to sell the securities underlying the option and as the holder of a call option, a Fund has the right to purchase the securities underlying the option, in each case at the option's exercise price at any time prior to, or on, the option's expiration date. A Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing sale transactions. In entering into a closing sale transaction, the Fund would sell an option of the same series as the one it has purchased.

A Fund receives a premium when it writes call options, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as writer of the option continues. A Fund receives a premium when it writes put options, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a put, a Fund limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as writer of the option continues. Thus, in some periods, a Fund will receive less total return and in other periods greater total return from its hedged positions than it would have received from its underlying securities if unhedged.

In purchasing a put option, a Fund seeks to benefit from a decline in the market price of the underlying security, whereas in purchasing a call option, the Fund seeks to benefit from an increase in the market price of the underlying security. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, the Fund will lose its investment in the option. For the purchase of an option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price, in the case of a put, and must increase sufficiently above the exercise price, in the case of a call, to cover the premium and transaction costs. Because option premiums paid by a Fund are small in relation to the market value of the investments underlying the options, buying options can result in large amounts of leverage. The leverage offered by trading in options could cause a Fund's net asset value to be subject to more frequent and wider fluctuations than would be the case if the Fund did not invest in options.

     OTC OPTIONS. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. However, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices than exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker, which information is carefully monitored or caused to be monitored by the Advisor and verified in appropriate cases.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a covered OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

A Fund may purchase and write OTC put and call options in negotiated transactions. The staff of the SEC has previously taken the position that the value of purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities and, as such, are to be included in the calculation of a Fund's 15% limitation on illiquid securities. Each Fund will attempt to enter into contracts with certain dealers with which it writes OTC options. Each such contract will provide that a Fund has the absolute right to repurchase the options it writes at any time at a repurchase price which
represents  the  fair  market  value,   as  determined  in  good  faith  through
negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of such formula may vary among contracts, the formula will generally be based upon a multiple of the premium received by a Fund for writing the option, plus the amount, if any, of the option's intrinsic value. The formula will also include a factor to account for the difference between the price of the security and the strike price of the option. If such a contract is entered into, a Fund will count as illiquid only the initial formula price minus the option's intrinsic value.

The Funds will enter into such contracts only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Moreover, such primary dealers will be subject to the same standards as are imposed upon dealers with which the Funds enter into repurchase agreements.

     STOCK INDEX OPTIONS.  The Funds may purchase and write put and call options
on  stock  indices  listed  on  securities  exchanges,   which  indices  include
securities held in a Fund's portfolio.

A stock index measures the movement of a certain group of stocks by assigning relative values to the securities included in the index. Options on stock indices are generally similar to options on specific securities. Unlike options on specific securities, however, options on stock indices do not involve the delivery of an underlying security; the option in the case of an option on a stock index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date.

When a Fund writes an option on a securities index, it will segregate liquid assets in an amount equal to the market value of the option, and will maintain while the option is open.

Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. If a Fund writes a stock index option, it may terminate its obligation by effecting a closing purchase transaction, which is accomplished by purchasing an option of the same series as the option previously written. The ability of a Fund to engage in closing purchase transactions with respect to stock index options depends on the existence of a liquid secondary market. Although a Fund generally purchases or writes stock index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when a Fund desires to engage in such a transaction.

     RISKS RELATING TO PURCHASE AND SALE OF OPTIONS ON STOCK INDICES. Purchase and sale of options on stock indices by the Funds are subject to certain risks that are not present with options on securities. Because the effectiveness of purchasing or writing stock index options depends upon the extent to which price movements in a Fund's portfolio correlate with price movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or writing of an option on a stock index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indices will be subject to the ability of the Advisor to correctly predict movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks. In the event the Advisor is unsuccessful in predicting the movements of an index, a Fund could be in a worse position than if it hadn't engaged in these transactions.

Stock index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in stock index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, might be unable to exercise an option it holds, which could result in substantial losses to the Fund. However, it will be each Fund's policy to purchase or write options only on indices which include a sufficient number of stocks so that the likelihood of a trading halt in the index is minimized.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Funds may purchase and sell stock index futures contracts. The purpose of the acquisition or sale of a futures contract by a Fund is to hedge against fluctuations in the value of its portfolio without actually buying or selling securities. The futures contracts in which the Funds may invest have been developed by and are traded on national commodity exchanges. Stock index futures contracts may be based upon broad-based stock indices such as the S&P 500 or upon narrow-based stock indices. A buyer entering into a stock index futures contract will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract. A Fund may assume both "long" and "short" positions with respect to futures contracts. A long position involves entering into a futures contract to buy a commodity, whereas a short position involves entering into a futures contract to sell a commodity.

The purpose of trading futures contracts is to protect a Fund from fluctuations in the value of its investment securities without necessarily buying or selling the securities. Because the value of a Fund's investment securities will exceed the value of the futures contracts sold by the Fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Fund's assets. No consideration is paid or received by a Fund upon trading a futures contract. Instead, upon entering into a futures contract, a Fund is required to deposit an amount of cash or U.S. Government securities generally equal to 10% or less of the contract value. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the currency or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Fund may elect to close a position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

Each short position in a futures or options contract entered into by a Fund is secured by the Fund's ownership of underlying securities. Each Fund does not use leverage when it enters into long futures or options contracts; the Fund segregates, with respect to each of its long positions, liquid assets having a value equal to the underlying commodity value of the contract.

The Funds may trade stock index futures contracts to the extent permitted under rules and interpretations adopted by the Commodity Futures Trading Commission (the "CFTC"). U.S. futures contracts have been designed by exchanges that have been designated as "contract markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. Futures contracts trade on a number of contract markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

The Funds intend to comply with CFTC regulations and avoid "commodity pool operator" or "commodity trading advisor" status. These regulations require that a Fund use futures and options positions (a) for "bona fide hedging purposes" (as defined in the regulations) or (b) for other purposes so long as aggregate initial margins and premiums required in connection with non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. The Funds currently do not intend to engage in transactions in futures contracts or options thereon for speculation, but will engage in such transactions only for bona fide hedging purposes.

     RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. There are several risks in using stock index futures contracts as hedging devices. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index or security and the futures market. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Because of possible price distortion in the futures market and because of imperfect correlation between movements in stock indices or securities and movements in the prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a very short period.

Another risk arises because of imperfect correlation between movements in the value of the futures contracts and movements in the value of securities subject to the hedge. With respect to stock index futures contracts, the risk of imperfect correlation increases as the composition of a Fund's portfolio diverges from the securities included in the applicable stock index. It is possible that a Fund might sell stock index futures contracts to hedge its portfolio against a decline in the market, only to have the market advance and the value of securities held in the Fund's portfolio decline. If this occurred, a Fund would lose money on the contracts and also experience a decline in the value of its portfolio securities. While this could occur, the Advisor believes that over time the value of a Fund's portfolio should tend to move in the same direction as the market indices and will attempt to reduce this risk, to the extent possible, by entering into futures contracts on indices whose movements they believe will have a significant correlation with movements in the value of the Fund's portfolio securities sought to be hedged.

Successful use of futures contracts by a Fund is subject to the ability of the Advisor to predict correctly movements in the direction of the market. If a Fund has hedged against the possibility of a decline in the value of the stocks held in its portfolio and stock prices increase instead, the Fund would lose part or all of the benefit of the increased value of its security which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

     LIQUIDITY OF FUTURES CONTRACTS. A Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by the Fund. A Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to a Fund, and the Fund realizes a loss or a gain. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. Although the Funds intend to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time.

In addition, most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

     RISKS AND SPECIAL CONSIDERATIONS OF OPTIONS ON FUTURES CONTRACTS. The use of options on stock index futures contracts also involves additional risk. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transactions costs). The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's portfolio assets. By writing a call option, a Fund becomes obligated to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, but a Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures contracts may exceed the amount of the premium received.

The effective use of options strategies is dependent, among other things, on a Fund's ability to terminate options positions at a time when the Advisor deems it desirable to do so. Although a Fund will enter into an option position only if the Advisor believes that a liquid secondary market exists for such option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. A Fund's transactions involving options on futures contracts will be conducted only on recognized exchanges.

The Funds' purchase or sale of put or call options on futures contracts will be based upon predictions as to anticipated market trends by the Advisor, which could prove to be inaccurate. Even if the expectations of the Advisor are correct, there may be an imperfect correlation between the change in the value of the options and of a Fund's portfolio securities.

Investments in futures contracts and related options by their nature tend to be more short-term than other equity investments made by the Funds. The Funds' ability to make such investments, therefore, may result in an increase in a Fund's portfolio activity and thereby may result in the payment of additional transaction costs.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Funds, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Funds together with the repurchase price on repurchase. In either case, the income to the Funds is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration. The Funds will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. A Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from a Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, a Fund could encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and a Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Funds, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Funds will always receive as collateral for any repurchase agreement to which they are a party securities acceptable to the Advisor, the market value of which is equal to at least 100% of the amount invested by the Funds plus accrued interest, and the Funds will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Funds will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Funds could be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

SHORT-TERM INVESTMENTS

The Funds may invest in any of the following securities and instruments:

     CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. The Funds may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Funds will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to buying certificates of deposit and bankers' acceptances, the Funds also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

     COMMERCIAL PAPER AND SHORT-TERM NOTES. A Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

INVESTMENT COMPANY SECURITIES

The Funds may invest in shares of other investment companies. A Fund may invest in money market mutual funds in connection with its management of daily cash positions. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses.

INVESTMENT RESTRICTIONS

Each Fund has adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or
(b) more than 50% of the outstanding shares of the Fund.

Each Fund is diversified.  This means that as to 75% of each Fund's total assets
(1) no more than 5% may be in the securities of a single issuer, and (2) neither Fund may hold more than 10% of the outstanding voting securities of a single issuer.

In addition, neither Fund may:

(1) Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, or (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

(2) Borrow money, except for temporary or emergency purposes. Any such borrowings will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

(3) Mortgage, pledge or hypothecate any of its assets except in connection with any borrowings.

(4) Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

(5) Purchase real estate, commodities or commodity contracts. (As a matter of operating policy, the Board of Trustees may authorize the Fund in the future to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders.)

(6) Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges or (b) entering into options, futures or repurchase transactions.

(7) Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry, except that this restriction does not apply to investments in the securities of the U.S. Government, its agencies or instrumentalities.

Each Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. A Fund may not:

(8) Invest in any issuer for purposes of exercising control or management.

(9) Invest in securities of other investment companies except as permitted under the 1940 Act.

(10) Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

                                   MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day to day operations of the Trust are delegated to its officers, subject to the Funds' investment objectives and policies and to general supervision by the Board of Trustees.

The Trustees and officers of the Trust, their birth dates and positions with the Trust, their business addresses and principal occupations during the past five years are listed below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

WALTER E. AUCH (born 1921) Trustee
4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. Management Consultant; Director, Nicholas-Applegate Funds, Salomon Smith Barney Funds, Banyan Strategic Realty Trust, Legend Properties, Pimco Advisors LLP and Senele Group.

ERIC M. BANHAZL* (born 1957) Trustee, President and Treasurer
2020 E. Financial Way, Glendora, CA 91741. Senior Vice President, Investment Company Administration, LLC; Vice President, First Fund Distributors, Inc.; Treasurer, Investec Funds.

DONALD E. O'CONNOR (born 1936) Trustee
4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. Financial Consultant; formerly Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January, 1997); Vice President, Operations, Investment Company Institute (until June, 1993); Independent Director, The Parnassus Fund, The Parnassus Income Fund, and The Forward Funds.

GEORGE T. WOFFORD III (born 1939) Trustee
4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. Senior Vice President, Information Services, Federal Home Loan Bank of San Francisco.

STEVEN J. PAGGIOLI (born 1950) Vice President
915 Broadway, Suite 1605, New York, NY 10010. Consultant Executive Vice President, Investment Company Administration, LLC; Vice President and Secretary, First Fund Distributors, Inc.; President and Trustee, Professionally Managed Portfolios; Trustee, Managers Funds Trust.

ROBERT H. WADSWORTH (born 1940) Vice President
4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. President, Robert H. Wadsworth & Associates, Inc., Investment Company Administration, LLC and First Fund Distributors, Inc.; Vice President, Professionally Managed Portfolios; President and Trustee, Trust for Investment Managers; Director, Germany Fund, Inc., New Germany Fund, Inc., Central European Equity Fund, Inc. and Deutsche Funds, Inc.

THOMAS W. MARSCHEL (born 1970) Vice President
4455  E.  Camelback  Rd.,  Suite  261-E,  Phoenix,  AZ  85018.  Vice  President,
Investment Company Administration, LLC; Treasurer, Trust for Investment Managers; Assistant Vice President, Investment Company Administration, LLC from October 1995 to January 2000.

CONNIE HART (born 1939) Secretary
4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. Employed by Investment Company Administration, LLC (since May 2001); Secretary, Trust for Investment Managers; formerly Corporate Paralegal, Viasoft, Inc. from February 1996 to August 2000; Corporate Paralegal, Allen Systems Group, Inc. from September 2000 to January 2001.

----------
* denotes Trustee who is an "interested person" of the Trust under the 1940 Act.

Name and Position                          Aggregate Compensation From the Trust
-----------------                          -------------------------------------
Walter E. Auch, Trustee                                  $18,000
Donald E. O'Connor, Trustee                              $18,000
George T. Wofford III, Trustee                           $18,000

Compensation indicated is for the calendar-year ended December 31, 2000. Each Independent Trustee receives $18,000 per year in fees, plus $500 for each meeting attended and is reimbursed for expenses. This amount is allocated among the portfolios of the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

For the fiscal year ended August 31, 2000, trustees' fees and expenses in the amount of $4,146 and $3,164 were allocated to the Small Cap Fund and the Large Cap Fund, respectively. As of the date of this SAI, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of either Fund.

THE ADVISOR

Chartwell Investment Partners acts as investment advisor to the Funds pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Subject to such policies as the Board of Trustees may determine, the Advisor is responsible for investment decisions for the Funds. Pursuant to the terms of the Advisory
Agreement, the Advisor provides the Funds with such investment advice and supervision as it deems necessary for the proper supervision of the Funds' investments. The Advisor continuously provides investment programs and determine from time to time what securities shall be purchased, sold or exchanged and what portion of the Funds' assets shall be held uninvested.

The Advisor furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Funds. The Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of each Fund's outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.

Pursuant to the terms of the Advisory Agreement, the Advisor is permitted to render services to others. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund on not more than 60 days', nor less than 30 days', written notice when authorized either by a majority vote of the Fund's shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the Advisor on not more than 60 days', nor less than 30 days', written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In the event the operating expenses of a Fund, including all investment advisory and administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the Fund's expense limitation, the Advisor shall reduce its advisory fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the Advisor shall be deducted from the monthly advisory fee otherwise payable with respect to the Fund during such fiscal year; and if such amounts should exceed the monthly fee, the Advisor shall pay to the Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

In consideration of the services provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from each Fund an investment advisory fee computed daily and paid monthly based on a rate equal to a percentage of the Fund's average daily net assets specified in the Prospectus. However, the Advisor may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

Each Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit each Fund's aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the Expense Table (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of a Fund's operations. Any such reimbursement is also contingent upon Board of Trustees' subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to a Fund's payment of current ordinary operating expenses.

For the period October 1, 1999 (commencement of operations) through August 31, 2000, the Large Cap Fund accrued $24,155 in advisory fees, all of which was waived by the Advisor. For the same period, the Advisor reimbursed the Fund an additional $79,061 in operating expenses.

For the period October 1, 1999 (commencement of operations) through August 31, 2000, the Small Cap Fund accrued $6,395 in advisory fees, all of which was waived by the Advisor. For the same period, the Advisor reimbursed the Fund an additional $106,719 in operating expenses.

THE ADMINISTRATOR

Pursuant to an Administration Agreement (the "Administration Agreement"), Investment Company Administration, LLC, (the "Administrator") acts as administrator for the Fund. The Administrator is a division of Firstar Mutual Fund Services, LLC ("FMFS"), an affiliate of US Bancorp. FMFS provides one or more of its core administration, transfer agency, fund accounting, distribution and custodial services to over 250 mutual fund complexes comprised of 800 fund portfolios with an aggregate market value of approximately $130 billion. The Administrator provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds' independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

The Administration Agreement is terminable without penalty by the Trust on behalf of a Fund or by the Administrator on 60 days' written notice (as defined in the 1940 Act). The Administration Agreement also provides that neither the Administrator or its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

For its services, the Administrator receives a monthly fee from each Fund at the following annual rate, subject to a $30,000 annual minimum:

Fund asset level                       Fee rate
----------------                       --------
First $50 million                      0.20% of average daily net assets
Next $50 million                       0.15% of average daily net assets
Next $50 million                       0.10% of average daily net assets
Next $50 million, and thereafter       0.05% of average daily net assets

For the period October 1, 1999 through August 31, 2000, the Administrator received fees of $27,616 from each of the Large Cap Fund and Small Cap Fund.

DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement (the "Distribution Agreement") with First Fund Distributors, Inc. (the "Distributor"), pursuant to which the Distributor acts as the Funds' underwriter, provides certain administration services and promotes and arranges for the sale of the Funds' shares. The Distributor is an affiliate of the Administrator.

The Distribution Agreement will continue in effect with respect to a Fund only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of a Fund on 60 days' written notice when authorized either by a majority vote of the Fund's shareholders or by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Distribution Agreement also provides that neither the Distributor nor its personnel shall be liable for any act or omission in the course of, or connected with, rendering services under the Distribution Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

Each Fund has adopted a Distribution Plan in accordance with Rule 12b-1 (the "Plan") under the 1940 Act that permits the Funds to pay distribution fees for the sale and distribution of its Advisor Class shares. The Plan provides that each Fund will pay a fee to the Advisor, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of each Fund's Advisor Class shares. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Investment Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers will be used to execute the Funds' portfolio transactions. Purchases and sales of securities in the over-the-counter market will be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be made through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by the National Association of Securities Dealers, Inc.

While it is the Funds' general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Funds, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Advisor, even if the specific services are not directly useful to the Funds and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Funds.

Investment decisions for the Funds are made independently from those of other client accounts or mutual funds managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts. In such event, the position of the Funds and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as a Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for the Fund.

The Funds do not place securities transactions through brokers solely for selling shares of the Funds, although the Funds may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the Funds for their customers.

For the period October 1, 1999 through August 31, 2000, the Large Cap Fund paid $24,380 in brokerage commissions with respect to portfolio transactions. Of such amount $3,704 was paid to firms for research, statistical or other services provided to the Advisor.

For the period October 1, 1999 through August 31, 2000, the Small Cap Fund paid $3,534 in brokerage commissions with respect to portfolio transactions. Of such amount $1,336 was paid to firms for research, statistical or other services provided to the Advisor.

                               PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of them they have been held when, in the opinion of the Advisor, investment considerations warrant such action. The Large Cap Fund anticipates that its portfolio will be 125%. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. For the period October 1, 1999 through August 31, 2000, the Large Cap Fund and Small Cap Fund had a portfolio turnover rate of 169.14% and 68.77%, respectively.

                     PURCHASE AND REDEMPTION OF FUND SHARES

The information provided below supplements the information contained in the Funds' Prospectus regarding the purchase and redemption of Fund shares.

HOW TO BUY SHARES

Fund shares are purchased at the net asset value next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. Orders are in proper form only after investment money is converted to U.S. dollars. Orders paid by check and received by 4:00 p.m., Eastern Time, will generally be available for the purchase of shares the following business day.

You may purchase Advisor Class shares only under limited circumstances. The following types of investors may qualify to purchase Advisor Class shares of the
Fund: (1) registered investment advisors, (2) 401(k) plans, (3) other financial intermediaries, (4) institutional investors purchasing more than $1 million of Advisor Class shares, and (5) insurance company separate accounts.

The information in this "How to Buy Shares" section is not applicable if you are using Advisory Class shares in connection with a variable annuity contract. Please refer to your variable annuity materials for the instructions applicable to variable annuity owners.

If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption or transfer. Otherwise a Fund may delay payment until the purchase price of those shares has been collected, which may take up to 15 calender days. To eliminate the need for safekeeping, the Funds will not issue certificates for your shares unless you request them.

The Trust reserves the right in its sole discretion (1) to suspend the continued offering of the Funds' shares, (2) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Funds, and (3) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Funds' shares.

Selected securities brokers, dealers or financial intermediaries may offer shares of the Funds. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Funds' daily cutoff time, currently the close of regular trading on the NYSE. Orders received after that time will be purchased at the next-determined net asset value.

The Funds and the Advisor have arrangements with certain brokerage firms and financial institutions to provide administrative, shareholder subaccounting and other services, including sales-related services. The Advisor, not the Funds, compensates these organizations for their services based on the amount of customer assets maintained in the Funds by such organizations. The payment of such compensation by the Advisor will not affect the expense ratio of the Funds.

HOW TO SELL SHARES

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your investment representative. A Fund will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.

Payments to shareholders for shares of a Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, a Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the payment of the redemption proceeds until payment for the purchase of such shares has been collected and confirmed to the Fund.

SELLING SHARES DIRECTLY TO THE FUND

Send a signed letter of instruction to the Transfer Agent, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day's net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE

Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services. If you sell shares having a net asset value of $100,000 or more, a signature guarantee is required.

If you want your redemption proceeds sent to an address other than your address as it appears on the Transfer Agent's records, a signature guarantee is required. The Funds may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

Signature guarantees may be obtained from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings institution. A notary public cannot provide a signature guarantee.

DELIVERY OF PROCEEDS

The Funds generally send you payment for your shares the business day after your request is received in proper form, assuming the Funds have collected payment of the purchase price of your shares. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

TELEPHONE REDEMPTIONS

Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in the Account Application. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Funds or their agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Funds and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Funds in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if such procedures are observed, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

REDEMPTIONS-IN-KIND

Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

                        DETERMINATION OF NET ASSET VALUE

The net asset value of each Fund's shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The net asset value per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

Generally, Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust's Valuation Committee pursuant to procedures approved by or under the direction of the Board.

Each Fund's securities, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ
National Market System shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

An option that is written by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. If an options exchange closes after the time at which A Fund's net asset value is calculated, the last sale or last bid and asked prices as of that time will be used to calculate the net asset value.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

                           DIVIDENDS AND DISTRIBUTIONS

Each Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is a Fund's net investment income, substantially all of which will be declared as dividends to the Fund's shareholders.

The amount of income dividend payments by a Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Funds do not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

Each Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain a Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year a Fund realizes a net gain on transactions involving investments held more than the period required for long-term gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time a Fund's shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax advisor.

Any dividend or distribution paid by a Fund reduces the Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of the distributing Fund unless the shareholder has otherwise indicated.
Investors have the right to change their election with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

                                   TAX MATTERS

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. Each Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of a Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund designates the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year. In view of the Funds' investment policies, it is expected that dividends from domestic corporations will be part of the Funds' gross income and that, accordingly, part of the distributions by the Funds may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of a Fund's gross income attributable to qualifying dividends is largely dependent on that Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

A redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Funds are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, the Funds will be required to report to the Internal Revenue Service ("IRS") all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The use of hedging strategies, such as entering into futures contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by a Fund. Income from transactions in options and futures contracts derived by a Fund with respect to its business of investing in securities will qualify as permissible income under Subchapter M of the Code.

For accounting purposes, when a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by a Fund upon the expiration or sale of such options held by the Fund generally will be capital gain or loss.

Any security, option, or other position entered into or held by a Fund that substantially diminishes the Fund's risk of loss from any other position held by the Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to a Fund that may mitigate the effects of the straddle rules.

Certain options and futures contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

Section 475 of the Code requires that a "dealer" in securities must generally "mark to market" at the end of its taxable year all securities which it owns. The resulting gain or loss is treated as ordinary (and not capital) gain or loss, except to the extent allocable to periods during which the dealer held the security for investment. The "mark to market" rules do not apply, however, to a security held for investment which is clearly identified in the dealer's records as being held for investment before the end of the day in which the security was acquired. The IRS has issued guidance under Section 475 that provides that, for example, a bank that regularly originates and sells loans is a dealer in securities, and subject to the "mark to market" rules. Shares of a Fund held by a dealer in securities will be subject to the "mark to market" rules unless they are held by the dealer for investment and the dealer property identifies the shares as held for investment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

This discussion and the related discussion in the Prospectus have been prepared by Fund management, and counsel to the Funds has expressed no opinion in respect thereof.

                             PERFORMANCE INFORMATION

From time to time, each Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on a Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. A Fund may also advertise aggregate and average total return information over different periods of time.

A Fund's total return may be compared to any relevant indices, such as the Standard & Poor's 500 Composite Stock Index, Russell 2000 Value Index, Russell 1000 Value Index and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of a Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of a Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

Each Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                        n
                                  P(1+T)  = ERV

Where:   P    =  a hypothetical initial purchase order of $1,000
         T    =  average annual total return
         n    =  number of years
         ERV  =  ending redeemable value of the hypothetical $1,000 purchase at the end of the period

Aggregate total return is calculated in a similar manner, except that the results are not annualized.

The total return for the period October 1, 1999 through August 31, 2000 for the Large Cap Fund and the Small Cap Fund was 7.22% and 30.66%, respectively. During this period, certain fees and expenses of the Funds have been waived or reimbursed. Accordingly, return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.

                               GENERAL INFORMATION

Investors in the Funds will be informed of the Funds' progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.

Firstar Institutional Custody Services, 425 Walnut St., Cincinnati, OH 45202 acts as Custodian of the securities and other assets of the Funds. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds. ICA Fund Services Corp., 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018 acts as the Funds' transfer and shareholder service agent.

PricewaterhouseCoopers LLP, 1177 Avenue of The Americas, New York, NY 10036 are the independent accountants for the Funds.

Morgan, Lewis & Bockius, 1800 M St. NW, Washington, DC 230036 are counsel to the Funds.

Paul, Hastings, Janofsky & Walker, LLP, 345 California St., San Francisco, CA 94104 are counsel to the Trust.

The following owned of record or beneficially or of record more than 5% of the Large Cap Fund's outstanding voting securities as of August 31, 2001. An asterisk (*) denotes an account affiliated with the Fund's investment advisor, officers or trustees:

Hudson-Webber Foundation, Detroit, MI  48226 - 38.03%
Saxon & Company, F/B/O 20-35-002-3402192, Philadelphia, PA  19182 - 14.21%
Charles H. Barris*, Berwyn, PA 19312 - 7.88%
Draper & Company, F/B/O 740708115 DVIT, Bryn Mawr, PA 19010 - 5.54%
First Union National Bank Custodian, F/B/O Upper Dublin Township, Philadelphia, PA 19109 - 5.58%

The following owned of record or beneficially or of record more than 5% of the Small Cap Fund's outstanding voting securities as of August 31, 2001. An asterisk (*) denotes an account affiliated with the Fund's investment advisor, officers or trustees:

Illinois National Bank as Custodian for Plumbers + Steam Fitters Local 137 Pension, Springfield, IL - 42.34%
Charles H. Barris*, Berwyn, PA 19312 - 17.53%
Eustace W. Mita/John F Mita Trust, Wynnewood, PA - 13.35%
Saxon and Company, F/B/O 32-35-008-1052163, Philadelphia, PA - 5.10%

With respect to certain funds, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Funds have two classes - the Institutional Class and the Advisor Class of shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board of Trustees recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series' or class' outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board of Trustees by written notice to the series' or class' shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.

The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Boards of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Funds.

                              FINANCIAL STATEMENTS

The annual report to shareholders for the Funds for the fiscal period ended August 31, 2000 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.

                                    APPENDIX
                            COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity   for  timely   payment  on  issues  with  this   designation   is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

     (a)  Agreement and Declaration of Trust (1)
     (b)  By-Laws (1)
     (c)  Not applicable
     (d)  Form of Investment Advisory Agreement (4)
     (e)  Distribution Agreement (2)
     (f)  Not applicable
     (g)  Custodian Agreement (3)
     (h)  (i)   Administration Agreement with Investment Company Administration
                Corporation (2)
          (ii)  Fund Accounting Service Agreement (2)
          (iii) Transfer Agency and Service Agreement (2)
     (i)  Opinion of Counsel (4)
     (j)  Consent of Auditors - Filed herewith
     (k)  Not applicable
     (l)  Not applicable
     (m)  12b-1 Plan (5)
     (n)  Not applicable
     (o)  Not applicable
     (p)  Code of Ethics
          (i)    Advisors Series Trust (6)
          (ii)   First Fund Distributors (7)
          (iii)  Avatar Investors Associates Corp.(8)
          (iv)   Chase Investment Counsel (8)
          (v)    Rockhaven Asset Management, LLC (8)
          (vi)   Segall Bryant & Hamill (8)
          (vii)  National Asset Management (8)
          (viii) Van Deventer & Hoch (9)

(1) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and incorporated herein by reference.
(2) Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-17391) on January 29, 1997 and incorporated herein by reference.
(3) Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-17391) on February 28, 1997 and incorporated herein by reference.
(4) Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 333-17391) on March 19, 1998 and incorporated herein by reference.
(5) Previously filed with Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A (File No. 333-17391) on January 15, 1999 and incorporated herein by reference.
(6) Previously filed with Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (File No. 333-17391) on April 19, 2000 and incorporated herein by reference.
(7) Previously filed with Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A (File No. 333-17391) on April 28, 2000 and incorporated herein by reference.
(8) Previously filed with Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A (File No. 333-17391) on August 23, 2000 and incorporated herein by reference.
(9) Previously filed with Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A (File No. 333-17391) on December 19, 2000 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     None.

ITEM 25. INDEMNIFICATION.

     Article VI of Registrant's By-Laws states as follows:

     SECTION 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

     SECTION 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

     (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

     (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

     (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

     The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     SECTION 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     SECTION 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

     No indemnification shall be made under Sections 2 or 3 of this Article:

     (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

     (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

     (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

     SECTION 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non_party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

     SECTION 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

     (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

     (b)  A written opinion by an independent legal counsel.

     SECTION 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i)security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

     SECTION 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

     SECTION 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

     (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

     (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

     SECTION 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

     SECTION 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     With respect to the Investment Adviser, the response to this item is incorporated by reference to the Adviser's Form ADV, File No. 801-30528.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a)  The  Registrant's   principal   underwriter  also  acts  as  principal
underwriter for the following investment companies:

          Professionally Managed Portfolios
          Brandes Investment Trust
          Fleming Mutual Fund Group, Inc.
          Fremont Mutual Funds, Inc.
          Jurika & Voyles Fund Group
          Kayne Anderson Mutual Funds
          Masters' Select Funds Trust
          PIC Investment Trust
          Purisima Funds Trust
          Rainier Investment Management Mutual Funds
          RNC Mutual Fund Group, Inc.
          Investors Research Fund, Inc.
          Harding, Loevner Funds, Inc.
          Investec Funds
          The Dessauer Global Equity Fund
          Trust for Investment Managers
          TIFF Investment Program, Inc.
          SAMCO Funds, Inc.
          FFTW Funds, Inc.
          TT International U.S.A. Master Trust
          Builders Fixed Income Fund, Inc.

Heritage West Securities, 7373 North Scottsdale Road, Scottsdale, AZ 85253, an affiliate of Heritage West Advisors, LLC, acts as Distributor of the Heritage West Preferred Securities Income Fund. The President and Chief Financial Officer of Heritage West Securities is Craig Jolly. Heritage West Securities does not act as principal underwrite for any other investment companies.

     (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:

                                      Position and Offices        Position and
Name and Principal                    with Principal              Offices with
Business Address                      Underwriter                 Registrant
------------------                    ---------------             -----------
Robert H. Wadsworth                   President and               Vice President
4455 E. Camelback Road                Treasurer
Suite 261E
Phoenix, AZ  85018

Eric M. Banhazl                       Vice President              President,
2020 E. Financial Way, Ste. 100                                   Treasurer
Glendora, CA 91741                                                and Trustee

Steven J. Paggioli                    Vice President and          Vice President
915 Broadway, Ste. 1605               Secretary
New York, New York 10010

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant's custodian and transfer agent, except records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see subsections
(2)(iii),  (4), (5), (6), (7), (9), (10) and (11) of Rule 31a-1(b)),  which with respect to portfolio transactions are kept by each Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 915 Broadway, New York, NY 10010 and 4455 E. Camelback Road, Suite 261E, Phoenix, AZ 86018.

ITEM 29. MANAGEMENT SERVICES.

     Not applicable.

ITEM 30. UNDERTAKINGS.

     Registrant hereby undertakes to:

     (a) Furnish each person to whom a Prospectus is delivered a copy of the applicable latest annual report to shareholders, upon request and without charge.

     (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, call a meeting of shareholders for the purposes of voting upon the question of removal of a trustee and assist in communications with other shareholders.

     (c) On behalf of each of its series, to change any disclosure of past performance of an Advisor to a series to conform to changes in the position of the staff of the Commission with respect to such presentation.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant represents that this amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, there to duly authorized in the City of Phoenix and State of Arizona on the 21st day of September, 2001.

                                        ADVISORS SERIES TRUST


                                        By Eric M. Banhazl*
                                           -------------------------------------
                                           Eric M. Banhazl
                                           President

     This Amendment to the Registration Statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities indicated on September 21, 2001.


Eric M. Banhazl*                        President, Principal Financial
---------------------------------       and Accounting Officer, and Trustee
Eric M. Banhazl


Walter E. Auch *                        Trustee
-----------------------------
Walter E. Auch,


Donald E. O'Connor*                     Trustee
------------------------------
Donald E. O'Connor


George T. Wofford III*                  Trustee
------------------------------
George T. Wofford III


* /s/ Robert H. Wadsworth
-----------------------------
  By: Robert H. Wadsworth
      Attorney in Fact